UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	December 22, 2014 to January 21, 2015

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

Synchrony Credit Card Master Note Trust

(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01

RFS Holding, L.L.C.

(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank

(Exact Name of Sponsor as Specified in its Charter)

Delaware

 (State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)

(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd,Building B, 3rd Floor
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094

(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2010-1, Class A	|__|	|__|	|_X_|	___________
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-3, Class A	|__|	|__|	|_X_|	___________
Series 2012-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-4, Class A	|__|	|__|	|_X_|	___________
Series 2012-4, Class B	|__|	|__|	|_X_|	___________
Series 2012-5, Class A	|__|	|__|	|_X_|	___________
Series 2012-5, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class A	|__|	|__|	|_X_|	___________
Series 2014-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X__ No_____

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

         The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, and 99.11.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period December 22, 2014 through January 21, 2015. The most recent Form ABS-15G filed by the Securitizer was filed on February 11, 2014. The CIK number of the Securitizer is 0001226006.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Deutsche Bank Trust Company Americas (“DBTCA”), as the indenture trustee, has provided the following updated information to the Securitizer for inclusion in this Form 10-D:

DBTCA has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts.  On June 18, 2014, a group of investors (“Plaintiff Investors”) filed a civil action against DBTCA and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA’s and DBNTC’s alleged failure to perform their obligations as trustees for the trusts (the “NY Derivative Action”).  An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY Derivative Action.  On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice. Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DBTCA and DBNTC in the United States District Court for the Southern District of New York (the “SDNY Action”), making substantially the same allegations as the New York Derivative Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action). The SDNY Action is styled both as a derivative action on behalf of the named RMBS Trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts. DBTCA is reviewing these newly-filed pleadings.  DBTCA has no pending legal proceedings (including, based on DBTCA’s preliminary evaluation, the litigation disclosed in this paragraph) that would materially affect its ability to perform its duties as Trustee on behalf of the Certificateholders.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Trust Performance

	Jan-15	Dec-14	Nov-14	3-Month Avg
Gross Trust Yield	26.15%	26.72%	27.43%	26.77%
Gross Charge-Off Rate	6.72%	6.92%	6.80%	6.81%
Net Charge Off excluding Fraud	5.31%	5.46%	5.33%	5.37%
Trust excess spread percentage	16.30%	16.57%	17.52%	16.80%
Payment Rate	13.60%	12.87%	13.08%	13.18%

Delinquency Data
1-29 Days Delinquent	3.21%	2.90%	3.34%	3.15%
30-59 Days Delinquent	1.03%	0.98%	1.07%	1.03%
60-89 Days Delinquent	0.75%	0.76%	0.83%	0.78%
90-119 Days Delinquent	0.64%	0.65%	0.67%	0.65%
120-149 Days Delinquent	0.61%	0.58%	0.61%	0.60%
150-179 Days Delinquent	0.50%	0.49%	0.54%	0.51%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$ 16.7	$ 16.1	$ 16.6	$ 16.5

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-1, for February 17, 2015 Payment Date.

99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for February 17, 2015 Payment Date.

99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2011-2, for February 17, 2015 Payment Date.

99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for February 17, 2015 Payment Date.

99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for February 17, 2015 Payment Date.

99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-4, for February 17, 2015 Payment Date.

99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-5, for February 17, 2015 Payment Date.

99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for February 17, 2015 Payment Date.

99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for February 17, 2015 Payment Date.

99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for February 17, 2015 Payment Date.

99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for February 17, 2015 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: February 17, 2015	By: /s/ Joseph Ressa
Name: Joseph Ressa
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-1, for February 17, 2015 Payment Date.

99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for February 17, 2015 Payment Date.

99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2011-2, for February 17, 2015 Payment Date.

99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for February 17, 2015 Payment Date.

99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for February 17, 2015 Payment Date.

99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-4, for February 17, 2015 Payment Date.

99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-5, for February 17, 2015 Payment Date.

99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for February 17, 2015 Payment Date.

99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for February 17, 2015 Payment Date.

99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for February 17, 2015 Payment Date.

99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for February 17, 2015 Payment Date.